SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Directors [Member]
Related Party Transaction [Line Items]
Related parties	$ 31	$ 48
Smartec R and D Ltd [Member]
Related Party Transaction [Line Items]
Related parties	10	10
Related Party [Member]
Related Party Transaction [Line Items]
Related parties	$ 41	$ 58